ICON BOND FUND
FUND SUMMARIES ICON BOND FUND
Investment Objective/Goals
Seeks maximum total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON BOND FUND (USD $)		Class A, ICON Bond Fund		Class C, ICON Bond Fund	Class S, ICON Bond Fund
Shareholder Fees Column [Text]		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	4.75%	[2],[3]	none	none	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2],[3]	0.85%	none	[4]
Redemption Fee ($15 fee applicable for wire redemptions only)		none	[2],[3]	none	none	[4]
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	Effective with this Prospectus, Class I is being merged with and into Class A.
[3]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[4]	Effective with this Prospectus, Class Z is being renamed Class S.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON BOND FUND		Class A, ICON Bond Fund		Class C, ICON Bond Fund	Class S, ICON Bond Fund
Management Fees		0.60%	[1],[2]	0.60%	0.60%	[3]
Distribution and/or Service (12b-1) Fees		0.25%	[1],[2]	0.85%	none	[3]
Other Expenses		4.98%	[1],[2]	0.71%	0.54%	[3]
Expense Recoupments	[4]		[1],[2]		0.04%	[3]
Total Annual Fund Operating Expenses		5.83%	[1],[2]	2.16%	1.18%	[3]
Expense Reimbursements	[4]	(4.82%)	[1],[2]	(0.56%)	(0.43%)	[3]
Total Annual Fund Operating Expenses	[5]	1.01%	[1],[2]	1.60%	0.75%	[3]
[1]	Effective with this Prospectus, Class I is being merged with and into Class A.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[3]	Effective with this Prospectus, Class Z is being renamed Class S.
[4]	During the year-ended September 30, 2011, ICON Advisers waived $4,226 and recouped $404 of Class S expenses. At September 30, 2011, Class S was recouping expenses.
[5]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.00%, an annual rate for Class C of 1.60%, and an annual rate of 0.75% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2013 for Class A and January 31, 2021 for Class C and Class S upon 30 days written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON BOND FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
Class A, ICON Bond Fund	Class A	668	[1]	1,718	[1]	2,845	[1]	5,580	[1]
Class C, ICON Bond Fund	Class C	248		505		871		1,977
Class S, ICON Bond Fund	Class S	77		240		417		994
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON BOND FUND Class C, ICON Bond Fund	Class C	163	505	871	1,977

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.13% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated bonds. These include corporate bonds, notes and debentures, as well as U.S. government and agency securities. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in investment-grade securities, although the Fund may invest up to 25% of its assets in lower-rated securities. There is no limit on the Fund’s average maturity or on the maturity of any individual issues in the Fund.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Interest Rate Risk. Bond prices tend to move inversely with changes in interest rates. For example, when interest rates rise, bond prices generally fall. Securities with longer maturities are more sensitive to changes in interest rates. Performance could also be affected if unexpected interest rate trends cause the Fund’s mortgage or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase maturity, also heightening interest rate risk. When interest rates fall, many mortgages are refinanced and mortgage-backed securities may be repaid early. As a result, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a bond can cause a bond’s price to fall, potentially affecting the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

High Yield Risk. The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investment in less liquid securities may reduce the Fund’s returns because it may be unable to sell the less liquid security at an advantageous time or price.

Call Risk. Some debt securities allow the issuer to repay the obligation early; these are referred to as “callable securities.” Issuers will often repay the obligation underlying a callable security when interest rates are low. To the extent that the Fund holds callable securities and the issuer repays the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at current yields, which will likely be lower than those paid by the callable security that was paid off.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Market Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity conditions, and credit quality of such sectors. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2009 6.49% Worst Quarter: Q3 2008 -4.16%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON BOND FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year		5 Years		Since Inception
Return Before Taxes Class C, ICON Bond Fund	ICON Bond Fund Class C	Return Before Taxes		Oct. 21, 2002	1.18%		4.66%		4.51%
Return Before Taxes Class A, ICON Bond Fund	ICON Bond Fund Class A			Sep. 30, 2010	(2.28%)	[1]		[1]	(2.67%)	[1]
Return Before Taxes Class S, ICON Bond Fund	ICON Bond Fund Class S			May 06, 2004	2.89%		5.53%		4.89%
Return After Taxes on Distributions Class C, ICON Bond Fund	ICON Bond Fund Class C	Return After Taxes on Distributions		Oct. 21, 2002	(0.40%)		3.11%		3.06%
Return After Taxes on Distributions and Sale of Fund Shares Class C, ICON Bond Fund	ICON Bond Fund Class C	Return After Taxes on Distributions and Sale of Fund Shares		Oct. 21, 2002	1.11%		3.12%		3.03%
Barclays Capital U.S. Universal Index Excluding Mortgage-Backed Securities (ex-MBS) Class C, ICON Bond Fund	ICON Bond Fund Class C	Barclays Capital U.S. Universal Index Excluding Mortgage-Backed Securities (ex-MBS)	(reflects no deduction for fees, expenses, or taxes)	Oct. 21, 2002	7.86%		6.22%		6.08%
Barclays Capital U.S. Universal Index (ex-MBS) Class A, ICON Bond Fund	ICON Bond Fund Class A	Barclays Capital U.S. Universal Index (ex-MBS)	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	7.86%				4.93%
Barclays Capital U.S. Universal Index (ex-MBS) Class S, ICON Bond Fund	ICON Bond Fund Class S	Barclays Capital U.S. Universal Index (ex-MBS)	(reflects no deduction for fees, expenses, or taxes)	May 06, 2004	7.86%		6.22%		5.81%
[1]	Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON EQUITY INCOME FUND
ICON EQUITY INCOME FUND
Investment Objective/Goals
Seeks modest capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON EQUITY INCOME FUND (USD $)		Class A, ICON Equity Income Fund		Class C, ICON Equity Income Fund	Class S, ICON Equity Income Fund
Shareholder Fees Column [Text]		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%	[2],[3]	none	none	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2],[3]	1.00%	none	[4]
Redemption Fee ($15 fee applicable for wire redemptions only)		none	[2],[3]	none	none	[4]
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	Effective with this Prospectus, Class I is being merged with and into Class A.
[3]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[4]	Effective with this Prospectus, Class Z is being renamed Class S.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON EQUITY INCOME FUND		Class A, ICON Equity Income Fund		Class C, ICON Equity Income Fund	Class S, ICON Equity Income Fund
Management Fees		0.75%	[1],[2]	0.75%	0.75%	[3]
Distribution and/or Service (12b-1) Fees		0.25%	[1],[2]	1.00%	none	[3]
Other Expenses		0.91%	[1],[2]	0.78%	2.84%	[3]
Expense Recoupments	[4]		[1],[2]		0.40%	[3]
Total Annual Fund Operating Expenses		1.91%	[1],[2]	2.53%	3.99%	[3]
Expense Reimbursements	[4]	(0.46%)	[1],[2]	(0.33%)	(2.79%)	[3]
Total Annual Fund Operating Expenses	[5]	1.45%	[1],[2]	2.20%	1.20%	[3]
[1]	Effective with this Prospectus, Class I is being merged with and into Class A.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[3]	Effective with this Prospectus, Class Z is being renamed Class S.
[4]	During the year-ended September 30, 2011, ICON Advisers waived $3,616 and recouped $522 of Class S expenses. At September 30, 2011 Class S was recouping expenses.
[5]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON EQUITY INCOME FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
Class A, ICON Equity Income Fund	Class A	808	[1]	1,007	[1]	1,321	[1]	2,270	[1]
Class C, ICON Equity Income Fund	Class C	323		688		1,179		2,575
Class S, ICON Equity Income Fund	Class S	122		381		660		1,845
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON EQUITY INCOME FUND Class C, ICON Equity Income Fund	Class C	223	688	1,179	2,575

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142.75% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in U.S. government agencies or government sponsored enterprises and investment-grade securities, although the Fund may invest up to 25% of its total assets in lower-rated securities.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a convertible security can cause a convertible security’s price to fall, potentially lowering the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a convertible security a lower rating, the value of the security may decline because investors will demand a higher rate of return.

Interest Rate Risk. Prices of convertible securities tend to move inversely with changes in interest rates. For example, when interest rates rise, prices of convertible securities generally fall. Securities with longer maturities tend to be more sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed-rate corporate bond.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q3 2009 19.84% Worst Quarter: Q4 2008 -22.79%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON EQUITY INCOME FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year		5 Years		Since Inception
Return Before Taxes Class C, ICON Equity Income Fund	ICON Equity Income Fund Class C	Return Before Taxes		Nov. 08, 2002	(3.80%)		(1.43%)		5.07%
Return Before Taxes Class A, ICON Equity Income Fund	ICON Equity Income Fund Class A			May 31, 2006	(7.72%)	[1]	(1.87%)	[1]	(0.52%)	[1]
Return Before Taxes Class S, ICON Equity Income Fund	ICON Equity Income Fund Class S			May 10, 2004	(1.87%)		(0.43%)		3.71%
Return After Taxes on Distributions Class C, ICON Equity Income Fund	ICON Equity Income Fund Class C	Return After Taxes on Distributions		Nov. 08, 2002	(4.41%)		(2.42%)		4.17%
Return After Taxes on Distributions and Sale of Fund Shares Class C, ICON Equity Income Fund	ICON Equity Income Fund Class C	Return After Taxes on Distributions and Sale of Fund Shares		Nov. 08, 2002	(2.25%)		(1.51%)		4.22%
S&P Composite 1500 Index Class C, ICON Equity Income Fund	ICON Equity Income Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Nov. 08, 2002	1.75%		0.11%		6.35%
S&P Composite 1500 Index Class A, ICON Equity Income Fund	ICON Equity Income Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	1.75%		0.11%		2.16%
S&P Composite 1500 Index Class S, ICON Equity Income Fund	ICON Equity Income Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 10, 2004	1.75%		0.11%		4.44%
[1]	Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON FUND
ICON FUND (Formerly, ICON Core Equity Fund)
Investment Objective/Goals
Seeks capital appreciation,
with a secondary objective of capital preservation to provide long-term growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON FUND (USD $)		Class A, ICON Fund		Class C, ICON Fund	Class S, ICON Fund
Shareholder Fees Column [Text]		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%	[2],[3]	none	none	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2],[3]	1.00%	none	[4]
Redemption Fee ($15 fee applicable for wire redemptions only)		none	[2],[3]	none	none	[4]
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	Effective with this Prospectus, Class I is being merged with and into Class A.
[3]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[4]	Effective with this Prospectus, Class Z is being renamed Class S.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON FUND		Class A, ICON Fund		Class C, ICON Fund	Class S, ICON Fund
Management Fees		0.75%	[1],[2]	0.75%	0.75%	[3]
Distribution and/or Service (12b-1) Fees		0.25%	[1],[2]	1.00%	none	[3]
Other Expenses		1.52%	[1],[2]	0.52%	1.77%	[3]
Total Annual Fund Operating Expenses		2.52%	[1],[2]	2.27%	2.52%	[3]
Expense Reimbursements		(1.02%)	[1],[2]	(0.02%)	(1.27%)	[3]
Total Annual Fund Operating Expenses	[4][5]	1.50%	[1],[2]	2.25%	1.25%	[3]
[1]	Effective with this Prospectus, Class I is being merged with and into Class A.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[3]	Effective with this Prospectus, Class Z is being renamed Class S.
[4]	Effective January 23, 2012, ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.50%, an annual rate for Class C of 2.25%, and an annual rate of 1.25% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2013 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[5]	Restated from the most recent fiscal year end to reflect the current expense limitation agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
Class A, ICON Fund	Class A	813	[1]	1,223	[1]	1,752	[1]	3,194	[1]
Class C, ICON Fund	Class C	328	[1]	707	[1]	1,213	[1]	2,603	[1]
Class S, ICON Fund	Class S	127	[1]	663	[1]	1,226	[1]	2,760	[1]
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) amended to reflect the current expense limitation agreement and for Class A before the share class merger.

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
ICON FUND Class C, ICON Fund	Class C	228	[1]	707	[1]	1,213	[1]	2,603	[1]
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) amended to reflect the current expense limitation agreement and for Class A before the share class merger.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.93% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2003 20.57% Worst Quarter: Q4 2008 -29.35%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year		5 Years		10 Years		Since Inception
Return Before Taxes Class C, ICON Fund	ICON Fund (Formerly, ICON Core Equity Fund) Class C	Return Before Taxes		Nov. 28, 2000	(5.20%)		(6.64%)		(0.62%)		0.80%
Return Before Taxes Class A, ICON Fund	ICON Fund Class A			May 31, 2006	(9.84%)	[1]	(7.88%)	[1]		[1]	(6.94%)	[1]
Return Before Taxes Class S, ICON Fund	ICON Fund Class S			May 06, 2004	(4.38%)		(6.26%)				0.08%
After Taxes on Distributions Class C, ICON Fund	ICON Fund (Formerly, ICON Core Equity Fund) Class C	Return After Taxes on Distributions		Nov. 28, 2000	(5.20%)		(7.07%)		(1.02%)		0.35%
After Taxes on Distributions and Sales Class C, ICON Fund	ICON Fund (Formerly, ICON Core Equity Fund) Class C	Return After Taxes on Distributions and Sale of Fund Shares		Nov. 28, 2000	(3.38%)		(5.57%)		(0.51%)		0.65%
S&P Composite 1500 Index Class C, ICON Fund	ICON Fund (Formerly, ICON Core Equity Fund) Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Nov. 28, 2000	1.75%		0.11%		3.40%		1.98%
S&P Composite 1500 Index Class A, ICON Fund	ICON Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	1.75%		0.11%				2.16%
S&P Composite 1500 Index Class S, ICON Fund	ICON Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 06, 2004	1.75%		0.11%				4.07%
[1]	Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON LONG/SHORT FUND
ICON LONG/SHORT FUND
Investment Objective/Goals
Seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON LONG/SHORT FUND (USD $)		Class A, ICON Long/Short Fund		Class C, ICON Long/Short Fund	Class S, ICON Long/Short Fund
Shareholder Fees Column [Text]		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%	[2],[3]	none	none	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2],[3]	1.00%	none	[4]
Redemption Fee ($15 fee applicable for wire redemptions only)		none	[2],[3]	none	none	[4]
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	Effective with this Prospectus, Class I is being merged with and into Class A.
[3]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[4]	Effective with this Prospectus, Class Z is being renamed Class S.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON LONG/SHORT FUND		Class A, ICON Long/Short Fund		Class C, ICON Long/Short Fund	Class S, ICON Long/Short Fund
Management Fees		0.85%	[1],[2]	0.85%	0.85%	[3]
Distribution and/or Service (12b-1) Fees		0.25%	[1],[2]	1.00%	none	[3]
Other Expenses		2.13%	[1],[2]	1.29%	6.11%	[3]
Expense Recoupments	[4]		[1],[2]		0.80%	[3]
Total Annual Fund Operating Expenses		3.23%	[1],[2]	3.14%	7.76%	[3]
Expense Reimbursements	[4]	(1.32%)	[1],[2]	(0.44%)	(6.11%)	[3]
Total Annual Fund Operating Expenses	[5]	1.91%	[1],[2]	2.70%	1.65%	[3]
[1]	Effective with this Prospectus, Class I is being merged with and into Class A.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[3]	Effective with this Prospectus, Class Z is being renamed Class S.
[4]	During the year-ended September 30, 2011, ICON Advisers waived $3,881 and recouped $509 of Class S expenses. At September 30, 2011, Class S was recouping expenses.
[5]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, dividends on short sales and extraordinary expenses) to an annual rate for Class A of 1.55%, an annual rate for Class C of 2.30%, and an annual rate of 1.25% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON LONG/SHORT FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
Class A, ICON Long/Short Fund	Class A	852	[1]	1,140	[1]	1,546	[1]	2,841	[1]
Class C, ICON Long/Short Fund	Class C	373		838		1,429		3,085
Class S, ICON Long/Short Fund	Class S	168		520		896		2,757
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.

You would pay the following expenses if you did not redeem your Class C shares.
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON LONG/SHORT FUND Class C, ICON Long/Short Fund	Class C	273	838	1,429	3,085

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.28% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests in equity securities of companies of any market capitalization and traded in U.S. markets. The Fund will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Each long or short position will be determined by considering the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Short Sale Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2003 24.04% Worst Quarter: Q4 2008 -20.17%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON LONG/SHORT FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year		5 Years		Since Inception
Return Before Taxes Class C, ICON Long/Short Fund	ICON Long/Short Fund Class C	Return Before Taxes		Oct. 17, 2002	(0.50%)		(5.48%)		2.86%
Return Before Taxes Class A, ICON Long/Short Fund	ICON Long/Short Fund Class A			May 31, 2006	(4.62%)	[1]	(5.91%)	[1]	(4.86%)	[1]
Return Before Taxes Class S, ICON Long/Short Fund	ICON Long/Short Fund Class S			May 06, 2004	1.51%		(4.59%)		0.74%
After Taxes on Distributions Class C, ICON Long/Short Fund	ICON Long/Short Fund Class C	Return After Taxes on Distributions		Oct. 17, 2002	(0.50%)		(5.72%)		2.56%
After Taxes on Distributions and Sales Class C, ICON Long/Short Fund	ICON Long/Short Fund Class C	Return After Taxes on Distributions and Sale of Fund Shares		Oct. 17, 2002	(0.32%)		(4.59%)		2.44%
S&P Composite 1500 Index Class C, ICON Long/Short Fund	ICON Long/Short Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Oct. 17, 2002	1.75%		0.11%		6.51%
S&P Composite 1500 Index Class A, ICON Long/Short Fund	ICON Long/Short Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	1.75%		0.11%		2.16%
S&P Composite 1500 Index Class S, ICON Long/Short Fund	ICON Long/Short Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 06, 2004	1.75%		0.11%		4.07%
[1]	Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON RISK-MANAGED EQUITY FUND
ICON RISK-MANAGED EQUITY FUND
Investment Objective/Goals
Seeks modest capital appreciation and to maximize realized gains.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON RISK-MANAGED EQUITY FUND (USD $)		Class A, ICON Risk-Managed Equity Fund		Class C, ICON Risk-Managed Equity Fund	Class S, ICON Risk-Managed Equity Fund
Shareholder Fees Column [Text]		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%	[2],[3]	none	none	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2],[3]	1.00%	none	[4]
Redemption Fee ($15 fee applicable for wire redemptions only)		none	[2],[3]	none	none	[4]
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	Effective with this Prospectus, Class I is being merged with and into Class A.
[3]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[4]	Effective with this Prospectus, Class Z is being renamed Class S.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON RISK-MANAGED EQUITY FUND		Class A, ICON Risk-Managed Equity Fund		Class C, ICON Risk-Managed Equity Fund	Class S, ICON Risk-Managed Equity Fund
Management Fees		0.75%	[1],[2]	0.75%	0.75%	[3]
Distribution and/or Service (12b-1) Fees		0.25%	[1],[2]	1.00%	none	[3]
Other Expenses		1.08%	[1],[2]	1.20%	5.63%	[3]
Expense Recoupments	[4]		[1],[2]		0.84%	[3]
Total Annual Fund Operating Expenses		2.08%	[1],[2]	2.95%	7.22%	[3]
Expense Reimbursements	[4]	(0.60%)	[1],[2]	(0.72%)	(5.99%)	[3]
Total Annual Fund Operating Expenses	[5]	1.48%	[1],[2]	2.23%	1.23%	[3]
[1]	Effective with this Prospectus, Class I is being merged with and into Class A.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[3]	Effective with this Prospectus, Class Z is being renamed Class S.
[4]	During the year-ended September 30, 2011, ICON Advisers waived $3,771 and recouped $530 of Class S expenses and waived $52,800. At September 30, 2011, Class S was recouping expenses.
[5]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON RISK-MANAGED EQUITY FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
Class A, ICON Risk-Managed Equity Fund	Class A	811	[1]	1,016	[1]	1,336	[1]	2,320	[1]
Class C, ICON Risk-Managed Equity Fund	Class C	326		697		1,194		2,655
Class S, ICON Risk-Managed Equity Fund	Class S	125		390		675		2,308
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON RISK-MANAGED EQUITY FUND Class C, ICON Risk-Managed Equity Fund	Class C	226	697	1,194	2,655

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.61% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It seeks modest capital appreciation by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in U.S. markets, including common stocks and preferred stocks of any market capitalization. To manage the risk of holding equity securities, the Fund may write call options or purchase puts on the securities in the portfolio or indexes. The Fund may also purchase exchange traded funds and other derivatives.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Correlation Risk. The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the index underlying its option positions.

Options Risk. Investments in call options involve certain risks. These risks include:

  Limited Gains. By selling a call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock or index above the exercise price, but continue to bear the risk of a decline in the value of the underlying stock or index. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock or exposure to the underlying index upon exercise of the option could be substantially below its prevailing market price.
  Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.
  Lack of Liquidity for the Security. The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund may generally hold the stocks or exposure to the index underlying the option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities. This risk is less likely to be prevalent on options that are written on an index.

Tax Consequences. The sale of call options generates premiums. These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the majority, if not all, of the gains from the sale of the underlying security will be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), may force it to realize capital gains or losses at inopportune times. The Fund intends to make quarterly distributions of income (versus capital gains), if any.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which may involve greater risk of loss and price fluctuation than larger and more established companies. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2003 16.87% Worst Quarter: Q1 2009 -15.37%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON RISK-MANAGED EQUITY FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year		5 Years		Since Inception
Return Before Taxes Class C, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class C	Return Before Taxes		Nov. 21, 2002	(3.63%)		(1.00%)		3.30%
Return Before Taxes Class A, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class A			May 31, 2006	(7.63%)	[1]	(1.40%)	[1]	(0.39%)	[1]
Return Before Taxes Class S, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class S			May 06, 2004	(1.69%)		none		2.31%
Return After Taxes on Distributions Class C, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class C	Return After Taxes on Distributions		Nov. 21, 2002	(3.65%)		(2.14%)		2.22%
Return After Taxes on Distributions and Sale of Fund Shares Class C, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class C	Return After Taxes on Distributions and Sale of Fund Shares		Nov. 21, 2002	(2.33%)		(1.42%)		2.31%
S&P Composite 1500 Index Class C, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Nov. 21, 2002	1.75%		0.11%		5.87%
S&P Composite 1500 Index Class A, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	1.75%		0.11%		2.16%
S&P Composite 1500 Index Class S, ICON Risk-Managed Equity Fund	ICON Risk-Managed Equity Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 06, 2004	1.75%		0.11%		4.07%
[1]	Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.